Share-Based Payments - RSU Plan (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RSU | Tranche One
SHARE-BASED PAYMENTS
Vesting period	6 months
Service RSUs | Lowest | Tranche Two
SHARE-BASED PAYMENTS
Vesting period	1 year
Service RSUs | Highest | Tranche Two
SHARE-BASED PAYMENTS
Vesting period	3 years
Service and performance RSUs
SHARE-BASED PAYMENTS
Performance goals against KPI targets (as a percent)	100.40%	118.70%	106.70%
Service and performance RSUs | Lowest
SHARE-BASED PAYMENTS
Number of awards that may vest as percent of the number granted	0.00%
Service and performance RSUs | Highest
SHARE-BASED PAYMENTS
Number of awards that may vest as percent of the number granted	200.00%
Service and performance RSUs | Highest | Tranche Three
SHARE-BASED PAYMENTS
Vesting period	3 years